Other Liabilities - Summary of Other Liabilities (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Advances on buy-back agreements	$ 2,904		$ 2,429
Warranty and campaign programs	1,059	$ 1,027	940	$ 939	$ 935	$ 908
Marketing and sales incentive programs	1,290		1,182
Tax payables	816		714
Accrued expenses and deferred income	595		634
Accrued employee benefits	726		633
Legal reserves and other provisions	369		355
Contract reserve	489		407
Restructuring reserve	80		30
Other	808		681
Total	$ 9,136		$ 8,005